ASSET RETIREMENT OBLIGATIONS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Asset Retirement Obligation	$ 125,511	$ 116,192
Asset retirement provision	112,317	105,777
Debt Securities, Available-for-Sale, Gain (Loss)	13,194	$ 10,415
Previously Reported [Member]
Asset retirement provision	$ 112,317